UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  28-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aileen K. Wiate
Title:     CFO
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

  /s/ Aileen K. Wiate     Greenwich, CT     July 28, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $529,485,857

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACORDA THERAPEUTICS INC        COM              00484M106 51922322  1668870 SH       SOLE                  1668870        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109 22258487   434821 SH       SOLE                   434821        0        0
ALLERGAN INC                   COM              018490102 23674068   406352 SH       SOLE                   406352        0        0
AMARIN CORP PLC                SPONS ADR NEW    023111206  1307250   525000 SH       SOLE                   525000        0        0
ANTIGENICS INC DEL             COM              037032109  1060021  1307054 SH       SOLE                  1307054        0        0
BIOGEN IDEC INC                COM              09062X103 22178177   467401 SH       SOLE                   467401        0        0
BOSTON SCIENTIFIC CORP         COM              101137107  5222320   900400 SH       SOLE                   900400        0        0
CEPHALON INC                   COM              156708109 23948500   422000 SH       SOLE                   422000        0        0
ELAN PLC                       ADR              284131208 26904029  5978673 SH       SOLE                  5978673        0        0
EMDEON INC                     CL A             29084T104  4408894   351867 SH       SOLE                   351867        0        0
GTX INC DEL                    COM              40052B108  8833956  2896379 SH       SOLE                  2896379        0        0
HANSEN MEDICAL INC             COM              411307101   296093   139011 SH       SOLE                   139011        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102 15500210  1994879 SH       SOLE                  1994879        0        0
INSPIRE PHARMACEUTICALS INC    COM              457733103  6320529  1266639 SH       SOLE                  1266639        0        0
LADENBURG THALMAN FIN SVCS I   COM              50575Q102   250000   200000 SH       SOLE                   200000        0        0
LEXICON PHARMACEUTICALS INC    COM              528872104  3910799  3055312 SH       SOLE                  3055312        0        0
MAKO SURGICAL CORP             COM              560879108  5953167   478166 SH       SOLE                   478166        0        0
MANNKIND CORP                  COM              56400P201  8559393  1413816 SH       SOLE                  1413816        0        0
MAP PHARMACEUTICALS INC        COM              56509R108 12103184   924613 SH       SOLE                   924613        0        0
MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309 23182166  1059514 SH       SOLE                  1059514        0        0
NXSTAGE MEDICAL INC            COM              67072V103  1317184    88759 SH       SOLE                    88759        0        0
ONYX PHARMACEUTICALS INC       COM              683399109 18908306   875790 SH       SOLE                   875790        0        0
OPKO HEALTH INC                COM              68375N103 12450566  5509100 SH       SOLE                  5509100        0        0
QUIDEL CORP                    COM              74838J101 35991708  2836226 SH       SOLE                  2836226        0        0
TENET HEALTHCARE CORP          COM              88033G100 68913415 15878667 SH       SOLE                 15878667        0        0
THORATEC CORP                  COM NEW          885175307 58792122  1375898 SH       SOLE                  1375898        0        0
TRANSITION THERAPEUTICS INC    COM NEW          893716209  4317353  1366251 SH       SOLE                  1366251        0        0
WEBMD HEALTH CORP              COM              94770V102 61001638  1313841 SH       SOLE                  1313841        0        0